Guarantee deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Credit letters deposits	$ 138,207	$ 44,609
Aircraft maintenance deposits paid to lessors (Note 1l)	7,056	16,767
Other guarantee deposits	1,428	1,398
Deposits for rental of flight equipment	1,145	1,583
Total current guarantee deposits	147,836	64,357
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1l)	409,997	424,347
Deposits for rental of flight equipment	48,125	56,049
Other guarantee deposits	3,874	3,482
Total non-current guarantee deposits	461,996	483,878
Total guarantee deposits	$ 609,832	$ 548,235